UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517

13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place and Date of Signing:


 /s/ Elliot Bossen         Chapel Hill, North Carolina           May 14, 2009
---------------------      -----------------------------      ------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $ 6,866,943
                                        (thousands)

List of Other Included Managers:

     Form 13-F
No.  File Number    Name
---  -----------    ----
1    028-12814      Investcorp Silverback Arbitrage Master Fund, Limited

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2009
COLUMN 1                        COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6      COL 7       COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (x1000)   PRN AMT    PRN CALL  DISCRETION     MNGRS SOLE       SHRD NONE
--------------               --------------    -----       -------   -------    --- ----  ----------     ----- ----       ---- ----
2020 CHINACAP ACQUIRCO INC   *W EXP 11/08/201  90212G117        682      90,000 SH        Shared-Defined  1        90,000
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1   007903AN7      4,515  10,000,000 PRN       Shared-Defined  1    10,000,000
ADVANCED TECHNOLOGY ACQU COR *W EXP 06/18/201  007556111        928     120,000 SH        Shared-Defined  1       120,000
ALTERNATIVE ASSET MGMT ACQU  *W EXP 08/01/201  02149U119        530      55,000 SH        Shared-Defined  1        55,000
AMERICAN INTL GROUP INC      UNIT 99/99/9999   026874115      1,271     256,926 SH        Shared-Defined  1       256,926
AMERICAN MED SYS HLDGS INC   NOTE 3.250% 7/0   02744MAA6      3,714   4,500,000 PRN       Shared-Defined  1     4,500,000
ARVINMERITOR INC             NOTE 4.625% 3/0   043353AF8      1,323   6,000,000 PRN       Shared-Defined  1     6,000,000
BRISTOW GROUP INC            NOTE 3.000% 6/1   110394AC7      4,165   7,050,000 PRN       Shared-Defined  1     7,050,000
CAPITOL ACQUISITION CORP DEL *W EXP 11/08/201  14055E112        853      90,000 SH        Shared-Defined  1        90,000
CARRIZO OIL & CO INC         NOTE 4.375% 6/0   144577AA1      5,895  11,500,000 PRN       Shared-Defined  1    11,500,000
CELL THERAPEUTICS INC        NOTE 4.000% 7/0   150934AF4        314   1,900,000 PRN       Shared-Defined  1     1,900,000
CELL THERAPEUTICS INC        NOTE 7.500% 4/3   150934AK3        300   1,250,000 PRN       Shared-Defined  1     1,250,000
CENTURY ALUM CO              NOTE 1.750% 8/0   156431AE8      2,633   5,900,000 PRN       Shared-Defined  1     5,900,000
CHENIERE ENERGY INC          NOTE 2.250% 8/0   16411RAE9     12,623  45,950,000 PRN       Shared-Defined  1    45,950,000
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1   165167BZ9      1,310   2,000,000 PRN       Shared-Defined  1     2,000,000
CHESAPEAKE ENERGY CORP       NOTE 2.250%12/1   165167CB1      3,343   6,469,000 PRN       Shared-Defined  1     6,469,000
CITIGROUP INC                COM               172967101        127      50,000 SH   PUT  Shared-Defined  1         5,000
CMS ENERGY CORP              NOTE 3.375% 7/1   125896AY6     11,373   9,650,000 PRN       Shared-Defined  1     9,650,000
COLUMBUS ACQUISITION CORP    *W EXP 05/18/201  198851115        530      67,000 SH        Shared-Defined  1        67,000
CONEXANT SYSTEMS INC         NOTE 4.000% 3/0   207142AH3      2,936  14,018,000 PRN       Shared-Defined  1    14,018,000
CROWN CASTLE INTL CORP       COM               228227104     40,820       2,000 SH        Shared-Defined  1         2,000
CV THERAPEUTICS INC          NOTE 2.750% 5/1   126667AF1     14,625  13,000,000 PRN       Shared-Defined  1    13,000,000
CV THERAPEUTICS INC          NOTE 3.250% 8/1   126667AG9      4,155   4,200,000 PRN       Shared-Defined  1     4,200,000
DST SYS INC DEL              DBCV 8/1          233326AD9     12,225  13,750,000 PRN       Shared-Defined  1    13,750,000
ENDO PHARMACEUTICALS HLDGS I NOTE 1.750% 4/1   29264FAA4      4,093   5,250,000 PRN       Shared-Defined  1     5,250,000
EVERGREEN SOLAR INC          NOTE 4.000% 7/1   30033RAC2      1,718   5,432,000 PRN       Shared-Defined  1     5,432,000
GENERAL MTRS CORP            DEB SR CV C 33    370442717      2,499     916,201 SH        Shared-Defined  1       916,201
GENERAL MTRS CORP            DEB SR CONV B     370442733        828     325,700 SH        Shared-Defined  1       325,700
GLOBAL CONSUMER ACQST CORP   *W EXP 11/27/201  378983118      1,610     170,000 SH        Shared-Defined  1       170,000
GOLDEN POND HEALTHCARE INC   *W EXP 11/06/201  38116J117        379      50,000 SH        Shared-Defined  1        50,000
GSC ACQUISITION COMPANY      COM               40053G106    251,420      26,000 SH        Shared-Defined  1        26,000
GSC ACQUISITION COMPANY      *W EXP 06/25/201  40053G114      1,172     121,500 SH        Shared-Defined  1       121,500
HCC INS HLDGS INC            NOTE 1.300% 4/0   404132AB8      2,250   2,000,000 PRN       Shared-Defined  1     2,000,000
HICKS ACQUISITION CO I INC   *W EXP 09/28/201  429086127        989     105,000 SH        Shared-Defined  1       105,000
HOLOGIC INC                  FRNT 2.000%12/1   436440AA9      7,423  10,870,000 PRN       Shared-Defined  1    10,870,000
HUMAN GENOME SCIENCES INC    NOTE 2.250%10/1   444903AK4      1,918   5,000,000 PRN       Shared-Defined  1     5,000,000
INVERNESS MED INNOVATIONS IN PFD CONV SER B    46126P304      6,655      40,438 SH        Shared-Defined  1        40,438
JOHNSON CTLS INC             NOTE 6.500% 9/3   478366AS6      1,898   1,500,000 PRN       Shared-Defined  1     1,500,000
K V PHARMACEUTICAL CO        NOTE 2.500% 5/1   482740AC1      3,067  11,000,000 PRN       Shared-Defined  1    11,000,000
KBL HEALTHCARE ACQUIS CORP I COM               48241N107    129,792      16,900 SH        Shared-Defined  1        16,900
KBL HEALTHCARE ACQUIS CORP I *W EXP 07/18/201  48241N115      1,152     150,000 SH        Shared-Defined  1       150,000
KULICKE & SOFFA INDS INC     NOTE 0.875% 6/0   501242AT8      3,379   7,000,000 PRN       Shared-Defined  1     7,000,000
L-1 IDENTITY SOLUTIONS INC   NOTE 3.750% 5/1   50212AAB2      2,306   3,500,000 PRN       Shared-Defined  1     3,500,000
LIBERTY MEDIA CORP           DEB 3.250% 3/1    530715AR2      2,504   6,750,000 PRN       Shared-Defined  1     6,750,000
LIFEPOINT HOSPITALS INC      NOTE 3.500% 5/1   53219LAH2      2,877   4,000,000 PRN       Shared-Defined  1     4,000,000
LUCENT TECHNOLOGIES INC      DBCV 2.750% 6/1   549463AG2      4,396   5,000,000 PRN       Shared-Defined  1     5,000,000
MANNKIND CORP                NOTE 3.750%12/1   56400PAA0      3,117   6,650,000 PRN       Shared-Defined  1     6,650,000
MASSEY ENERGY CO             NOTE 3.250% 8/0   576203AJ2      6,590  10,650,000 PRN       Shared-Defined  1    10,650,000
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0   58470KAA2      7,132   9,000,000 PRN       Shared-Defined  1     9,000,000
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0   595112AH6     12,304  26,500,000 PRN       Shared-Defined  1    26,500,000
MYLAN INC                    PFD CONV          628530206        865       1,000 SH        Shared-Defined  1         1,000
NEWELL RUBBERMAID INC        COM               651229106    638,000     100,000 SH        Shared-Defined  1       100,000
ON SEMICONDUCTOR CORP        NOTE 4/1          682189AE5        638     689,000 PRN       Shared-Defined  1       689,000
ON SEMICONDUCTOR CORP        COM               682189105  3,501,498     897,820 SH        Shared-Defined  1       897,820
OVERTURE ACQUISITION CORP    *W EXP 01/30/201  G6830P118      1,886     200,000 SH        Shared-Defined  1       200,000
PIER 1 IMPORTS INC           NOTE 6.375% 2/1   720279AH1      1,593   3,600,000 PRN       Shared-Defined  1     3,600,000
PIER 1 IMPORTS INC           COM               720279108    445,342     795,254 SH        Shared-Defined  1       795,254
RICHARDSON ELECTRS LTD       NOTE 7.750%12/1   763165AE7      2,178   2,640,000 PRN       Shared-Defined  1     2,640,000
SANDISK CORP                 NOTE 1.000% 5/1   80004CAC5      7,915  13,000,000 PRN       Shared-Defined  1    13,000,000
TEVA PHARMACEUTICAL FIN LLC  DBCV 0.250% 2/0   88163VAE9      7,911   7,500,000 PRN       Shared-Defined  1     7,500,000
THERAVANCE INC               NOTE 3.000% 1/1   88338TAA2      6,608   8,350,000 PRN       Shared-Defined  1     8,350,000
TRANSOCEAN INC               NOTE 1.500%12/1   893830AV1      9,068  10,500,000 PRN       Shared-Defined  1    10,500,000
TRINITY INDS INC             NOTE 3.875% 6/0   896522AF6      1,089   2,500,000 PRN       Shared-Defined  1     2,500,000
TRIPLECROWN ACQUISITION CORP COM               89677G109  1,634,128     174,400 SH        Shared-Defined  1       174,400
TRIPLECROWN ACQUISITION CORP *W EXP 10/22/201  89677G117      1,406     150,000 SH        Shared-Defined  1       150,000
TTM TECHNOLOGIES INC         NOTE 3.250% 5/1   87305RAC3      3,187   5,000,000 PRN       Shared-Defined  1     5,000,000
VICTORY ACQUISITION CORP     COM               92644D100        891      90,000 SH        Shared-Defined  1        90,000
WELLS FARGO & CO NEW         PERP PFD CNV A    949746804        334         710 SH        Shared-Defined  1           710
XL CAP LTD                   CL A              G98255105      1,960     222,500 SH   CALL Shared-Defined  1         2,225
YELLOW ROADWAY CORP          NOTE 5.000% 8/0   985577AA3      5,791  17,000,000 PRN       Shared-Defined  1    17,000,000

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